Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Commercial paper notes	$ 363,000	$ 363,000
Fixed rate foreign borrowings	7,869	7,879
Variable-rate foreign bank loans	26,923	34,910
Miscellaneous	196	297
Total long-term debt	1,070,853	1,078,864
Less amounts due within one year	18,063	24,554
Long-term debt, less current portion	1,052,790	1,054,310
5.10% Senior Notes
Debt Instrument [Line Items]
Senior notes	324,972	324,964
4.50% Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 347,893	$ 347,814